Investment Strategy	Nov. 24, 2025
Aztlan Global Stock Selection DM SMID ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology created by Aztlan Equity Management, LLC (“Aztlan”) that follows a non-discretionary, rules-based methodology to determine the universe of potential Index components. The Index is owned, calculated, administered, and published by Solactive AG (“Solactive”).

Solactive Aztlan Global Developed Markets SMID Cap Index

The Index is comprised of equity securities of companies from the following three developed markets (DM) regions: North America (United States and Canada), Western Europe (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), and Asia (Australia, Japan and New Zealand, but excluding Hong Kong and Singapore). Solactive assigns each security to a particular country based on its analysis of multiple factors, including country of incorporation, primary listing, and domicile (See “Additional Information About the Global Index” in the Fund’s Prospectus for additional information about the country selection process). The Index includes securities of small- and mid-capitalization companies (“SMID-capitalization companies”), which are those with market caps between $500 million USD and $15 billion USD at the time of first purchase and as of five weekdays prior to each quarterly rebalance of the Index.

The Index includes securities from each of the following ten broad sectors: Materials, Industrials, Consumer Discretionary, Consumer Staples, Health Care (excluding pharmaceutical industry or sub-sector), Energy, Financials, Information Technology, Communication Services, and Utilities.

The securities included in the Index will have an average daily traded volume (over the most recent 30-day period) of at least $5 million USD. The Index methodology applies a two-step process to determine the Index constituents.

Step 1: On September 30th each year, the initial universe is reduced to 70 potential Index constituents by applying a “Stable Quality Factor” to the initial universe. The Stable Quality Factor ranks each potential Index constituent in the initial universe by their overall factor scores over the past 12 months based on the methodology below, with the 70 highest scoring companies remaining as potential Index constituents. When measuring “estimates” or “forward” metrics, the Index analyzes the consensus mean of industry analysts’ estimates of the relevant metrics. For each “estimate” and “forward” metric, the Index will evaluate each such metric by looking forward for a period of 12 months. When measuring “estimates” or “forward” metrics, each equity security of a company in the Index universe is assigned a value for the applicable metric based on a review of the reports that industry analysts publish about the security. Values are assigned based on the consensus of the industry analysts’ reporting about a particular company.

●	Value Factor – This factor analyzes a company’s trailing earnings yield and estimates of its forward earnings yield. Earnings yield refers to a company’s earnings per share for the most recent 12-month period divided by its current market share price. Comparing a company’s earnings yield against other companies can provide a measure of whether the company’s shares appear correctly valued, underpriced, or overpriced.

●	Cashflow Factor – This factor analyzes, among other things, a company’s dividend history, and estimates of its forward dividends per share. Additionally, estimates of a company’s forward free cash flow yield are evaluated. Cash flow refers to the net balance of cash moving into and out of a company, and the term “cash flow yield” refers to a company’s cash flow per share divided by its current per share market price. Cash flow yields provide a measure of how well a company generates cash from its current operations.

●	Capital Structure Factor – This factor analyzes a company’s return on equity (“ROE”). The Index evaluates a company’s trailing ROE over the most recent five-year period, and estimates of the company’s future ROE.

●	Growth Factor – This factor analyzes a company’s change in earning per share (“EPS”) over the most recent three-year period, as well as estimates of the company’s future EPS.

●	EPS Revisions – This factor analyzes revisions to consensus estimates of a company’s EPS during the most recent four-week period.

●	Price Momentum – This factor analyzes the change of a company’s stock price over the most recent three-month and one-year periods.

Step 2: The Index ranks the 70 remaining potential Index constituents from the annual process, and on a quarterly basis, re-ranks these remaining stocks using the same six equally weighted factors. Each quarter, the top 50 stocks by final factor score are then selected for inclusion in the Index.

At the time of each reallocation selection (five days before rebalancing), each Index constituent is equally weighted. However, market movements may change these weights by the time of the rebalance. The Index is rebalanced quarterly.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in the component securities that make up the Index (the “Index Components”).

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities of SMID-capitalization companies incorporated in or that are listed in developed markets.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

The Fund will invest its assets in investments that are tied economically to at least four countries throughout the world. The Fund considers securities to be “tied economically” to a country if the issuer is headquartered in the country, generates at least fifty percent of its revenue or profits from operations in the country, or has its primary listing on an exchange located in the country.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities of SMID-capitalization companies incorporated in or that are listed in developed markets.
Aztlan North America Nearshoring Stock Selection ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology created by Aztlan Equity Management, LLC (“Aztlan”) that follows a non-discretionary, rules-based methodology to determine the universe of potential Index components. The Index is owned, published, and administered by Aztlan, and it is calculated by S&P Dow Jones Indices.

What is Nearshoring?

Nearshoring is a business strategy involving the transfer of some or all of a company’s operations to a nearby country. The strategy offers various benefits, including cost savings, similar time zones, and cultural similarities. In addition, it mitigates some of the risks associated with offshoring, like communication and logistic complexities.

Aztlan North America Nearshoring Price Return Index

The Index will include equity securities listed on regulated exchanges in the United States, Canada, and Mexico. The Index will be comprised of securities of 30 companies considered to be direct beneficiaries of the nearshoring secular trend in North America (each such company, a “Nearshoring Company”).

Each Index constituent must have a market capitalization of at least $500 million USD at the time of its initial inclusion in the Index. Additionally, each Index constituent must have an average daily trading volume exceeding $2 million over the 30 business days leading up to and including the Selection Day (as described below).

The initial universe is limited to companies that Aztlan’s research has determined will have a pecuniary benefit from nearshoring activities across North America. Nearshoring activities include companies bringing jobs, manufacturing, and business activities back to North America. Nearshoring activities may occur across industries, and may currently be most prevalent among producers of semi-conductors or industrial products, materials companies, transportation companies, cyber-security companies, defense companies and infrastructure companies. Aztlan identifies nearshoring companies through company disclosures, trade publications, and industry research, targeting businesses opening new North American facilities, expanding operations, supporting nearshoring activities or exposed to government efforts to stimulate these activities.

On an annual basis in November, prior to the December rebalance, the Index narrows the initial universe to 70 potential constituents by calculating a 12-month average score across five equally weighted fundamental factors:

●	Value – Assessed using trailing earnings yield and forward earnings yield, which relate to a stock’s relative valuation and future profitability expectations.
●	Cash Flow – Evaluated through free cash flow yield and dividend yield, measuring a company’s ability to generate cash and provide income.
●	Growth – Analyzed via historical earnings per share (EPS) growth and year-over-year EPS forecasts, offering perspectives on past momentum and future potential.
●	Quality – Determined using average return on equity over five years and recent changes in return on equity, assessing long-term profitability and operational efficiency.
●	Estimate Surprise – A proprietary model ranks stocks based on their likelihood of exceeding consensus earnings per share estimates.

The Index evaluates these factors using publicly available company data.

From the 70 remaining companies, a proprietary quantitative fundamental model ranks stocks based on these five factors. The 30 highest-ranked stocks are selected and equally weighted in the Index. The Index is rebalanced quarterly in March, June, September, and December to reflect the latest selection of Index components determined on the Selection Day. The “Selection Day” generally occurs five business days before the scheduled rebalance day. For a detailed explanation of these factors and the Index’s calculation methodology, please see the “Additional Information about the Index” section of the Fund’s Prospectus.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in the component securities that make up the Index (the “Index Components”).

Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in equity securities of Nearshoring Companies that are component securities of the Index and that are incorporated in or that are listed in the United States, Canada, or Mexico. The 80% policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon approval by the Board of Trustees (the “Board”) of Tidal Trust I (the “Trust”) and 60 days’ written notice to shareholders.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index Components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index.

The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in equity securities of Nearshoring Companies that are component securities of the Index and that are incorporated in or that are listed in the United States, Canada, or Mexico.